Consolidated Statements of Operations (USD $)	12 Months Ended		96 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
REVENUES
Revenue	$ 0	$ 0	$ 0
Operating expenses
Consulting services	22,000	7,346	3,420,464
General and administrative	48,269	130,867	7,408,993
Impairment of property and equipment	0	0	8,033
Management and directors fees	120,000	214,075	1,404,075
Mineral properties	4,445	7,315	1,342,478
Professional fees	32,609	31,206	1,263,722
Total operating expenses	227,323	390,809	14,847,765
Operating loss	(227,323)	(390,809)	(14,847,765)
Other income (expenses)
Gain on forgiveness of debt	0	0	415,089
Gain (loss) on fair value of derivatives	(100,824)	22,102	(127,451)
Accretion and interest expense	(113,826)	0	(165,133)
Gain (loss) on sale of assets	0	0	(11,809)
Write-off of investment	0	0	(16,346)
Total other income (expenses)	(214,650)	22,102	94,350
Net loss	$ (441,973)	$ (368,707)	$ (14,753,415)
Net loss per share - Basic	$ 0.00	$ 0.00
Net Loss Per Share - Basic and Diluted	$ 0.00	$ 0.00
Weighted average shares outstanding	111,722,313	103,660,905